Investment in joint ventures accounted for under the equity method: - Reconciliation of condensed financial information (Details) - MXN ($) $ in Thousands		5 Months Ended	12 Months Ended
	May 26, 2017	May 25, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Joint ventures:
Accumulated (deficit) earnings			$ (10,438,563)	$ (9,919,989)
Other accumulated comprehensive income			(218,788)	189,791
Other comprehensive income (loss)			$ (5,272)	$ 4,692	$ (2,739)
Aerostar
Joint ventures:
Initial capital contribution to Aerostar	$ 3,016,003
Accumulated (deficit) earnings	176,335
Net income for the period	224,690
Other accumulated comprehensive income	1,786,266
Other comprehensive income (loss)	(502,485)
Net assets at period closing	$ 4,700,809
Equity percentage in joint business	50.00%	50.00%
Carrying value	$ 2,350,405